Note 14 - Stock Compensation Plan (Details) - Summary of Stock Option Transactions (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Stock Option Transactions [Abstract]
Number of Shares	12,677,500	3,722,000	4,679,807	6,472,963
Weighted Average Exercise Price (in Dollars per share)		$ 0.36	$ 0.42	$ 0.67
Weighted Average Remaining Contractual Term		6 years 73 days
Aggregate Intrinsic Value (in Dollars)		$ 3
Number of Shares	12,867,500	330,000	40,000
Weighted Average Exercise Price (in Dollars per share)		$ 0.28	$ 0.55
Number of Shares		(354,000)	(102,000)
Weighted Average Exercise PriceExercised (in Dollars per share)		$ 0.12	$ 0.12
Number of Shares		(396,200)	(400,000)
Weighted Average Exercise PriceExercised (in Dollars per share)		$ 0.31	$ 0.50
Number of Shares		(537,607)	(1,331,156)
Weighted Average Exercise PriceExercised (in Dollars per share)		$ 1.00	$ 1.64
Options exercisable at December 31, 2012		1,866,000
Options exercisable at December 31, 2012 (in Dollars per share)		$ 0.57
Options exercisable at December 31, 2012		4 years 219 days
Options exercisable at December 31, 2012 (in Dollars)		2
Options unvested at December 31, 2012		1,856,000
Options unvested at December 31, 2012 (in Dollars per share)		$ 0.15
Options unvested at December 31, 2012		7 years 328 days
Options unvested at December 31, 2012 (in Dollars)		1
Options vested or expected to vest at December 31, 2012		2,978,988
Options vested or expected to vest at December 31, 2012 (in Dollars per share)		$ 0.41
Options vested or expected to vest at December 31, 2012		5 years 292 days
Options vested or expected to vest at December 31, 2012 (in Dollars)		$ 3